Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Absolute Return Tracker Fund

(the "Fund")

Supplement dated December 19, 2013 to the

Summary Prospectus and Prospectus dated April 30, 2013, as supplemented to date (the "Summary Prospectus" and "Prospectus," respectively)

Goldman Sachs Asset Management, L.P., the Fund's Investment Adviser, has agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the Fund's average daily net assets.

Effective as of the close of business on December 31, 2013, the Fund's Prospectus is revised as follows:

The following table replaces the "Annual Fund Operating Expenses" table under the "Fees and Expenses of the Fund" section of the Summary Prospectus and the "Goldman Sachs Absolute Return Tracker Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.11%	1.11%	1.11%	1.11%	1.11%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses	0.24%	0.24%	0.09%	0.24%	0.24%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses[3]	1.70%	2.45%	1.30%	1.45%	1.95%
Fee Waiver and Expense Limitation[4]	(0.55%)	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[3]	1.15%	1.90%	0.75%	0.90%	1.40%

[2]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the ART Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The "Total Annual Fund Operating Expenses" of the Fund have been restated to reflect current fees.
[4]	The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary at an annual rate of 1.00% of the ART Subsidiary's average daily net assets; and (iii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.

The "Expense Example" section of the Summary Prospectus and the "Goldman Sachs Absolute Return Tracker Fund—Summary—Expense Example" section of the Prospectus are replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$661	$1,006	$1,373	$2,405
Class C Shares
– Assuming complete redemption at end of period	$293	$711	$1,256	$2,745
– Assuming no redemption	$193	$711	$1,256	$2,745
Institutional Shares	$77	$358	$660	$1,520
Class IR Shares	$92	$405	$740	$1,688
Class R Shares	$143	$559	$1,001	$2,230

Goldman Sachs Absolute Return Tracker Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Absolute Return Tracker Fund

(the "Fund")

Supplement dated December 19, 2013 to the

Summary Prospectus and Prospectus dated April 30, 2013, as supplemented to date (the "Summary Prospectus" and "Prospectus," respectively)

Goldman Sachs Asset Management, L.P., the Fund's Investment Adviser, has agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the Fund's average daily net assets.

Effective as of the close of business on December 31, 2013, the Fund's Prospectus is revised as follows:

The following table replaces the "Annual Fund Operating Expenses" table under the "Fees and Expenses of the Fund" section of the Summary Prospectus and the "Goldman Sachs Absolute Return Tracker Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.11%	1.11%	1.11%	1.11%	1.11%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses	0.24%	0.24%	0.09%	0.24%	0.24%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses[3]	1.70%	2.45%	1.30%	1.45%	1.95%
Fee Waiver and Expense Limitation[4]	(0.55%)	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[3]	1.15%	1.90%	0.75%	0.90%	1.40%

[2]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the ART Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The "Total Annual Fund Operating Expenses" of the Fund have been restated to reflect current fees.
[4]	The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary at an annual rate of 1.00% of the ART Subsidiary's average daily net assets; and (iii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.

The "Expense Example" section of the Summary Prospectus and the "Goldman Sachs Absolute Return Tracker Fund—Summary—Expense Example" section of the Prospectus are replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$661	$1,006	$1,373	$2,405
Class C Shares
– Assuming complete redemption at end of period	$293	$711	$1,256	$2,745
– Assuming no redemption	$193	$711	$1,256	$2,745
Institutional Shares	$77	$358	$660	$1,520
Class IR Shares	$92	$405	$740	$1,688
Class R Shares	$143	$559	$1,001	$2,230

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The "Total Annual Fund Operating Expenses" of the Fund have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Absolute Return Tracker Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	$ 661
3 Years	rr_ExpenseExampleYear03	1,006
5 Years	rr_ExpenseExampleYear05	1,373
10 Years	rr_ExpenseExampleYear10	2,405
Goldman Sachs Absolute Return Tracker Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.90%	[2]
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	711
5 Years	rr_ExpenseExampleYear05	1,256
10 Years	rr_ExpenseExampleYear10	2,745
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	711
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,256
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,745
Goldman Sachs Absolute Return Tracker Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,520
Goldman Sachs Absolute Return Tracker Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	740
10 Years	rr_ExpenseExampleYear10	1,688
Goldman Sachs Absolute Return Tracker Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	$ 2,230

[1]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the ART Subsidiary (as defined below) and other investment companies in which the Fund invests.
[2]	The "Total Annual Fund Operating Expenses" of the Fund have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary at an annual rate of 1.00% of the ART Subsidiary's average daily net assets; and (iii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.